RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2012
Restricted cash

Restricted cash consists of the following:

	As of December 31,
	2011	2012
Bank deposits pledged as security for issuing letters of credit	$210	$18
Bank deposits pledged as security for short-term loans (Note 14)	55,469	—

Restricted cash	$55,679	$18